Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions
6.3 Provisions

(CHF in millions)	Social charges	Long-service leave	Asset retirement obligation	Total

Balance at January 1, 2021	20.1	0.9	—	21.0
thereof current	—	0.4	—	0.4
thereof non-current	20.1	0.6	—	20.6
Additions	15.6	1.1	3.7	20.4
Release	—	(0.4)	—	(0.4)
Utilization	(21.6)	—	—	(21.6)
Balance at December 31, 2021	14.0	1.7	3.6	19.3
thereof current	14.0	0.7	0.1	14.9
thereof non-current	—	0.9	3.5	4.4
Additions	1.4	2.7	0.3	4.4
Release	(6.8)	(0.5)	—	(7.3)
Utilization	(4.4)	—	—	(4.4)
Unwinding of discount	—	—	0.1	0.1
Exchange differences	0.1	(0.1)	(0.1)	(0.1)
Balance at December 31, 2022	4.3	3.8	4.0	12.1
thereof current	4.3	0.5	0.2	5.0
thereof non-current	—	3.3	3.8	7.2

Provisions for social charges consider any costs related to local legal requirements related to share-based compensation. In 2019, On introduced a jubilee bonus to reward long-serving employees. The provision for asset retirement obligations mainly relates to the dismantling costs for the new headquarter in Zurich and the flagship store in New York.

Accounting policies	Provisions are recognized when On has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resource will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows.

Significant judgments and accounting estimates	Provisions are based upon best estimates, taking into consideration past experience and currently available information. Given that judgment has to be applied, the actual costs and results may differ from these estimates.